Accounts Payables, Other Payables and Contract Liabilities	12 Months Ended
Mar. 31, 2025
Accounts Payables, Other Payables and Contract Liabilities [Abstract]
ACCOUNTS PAYABLES, OTHER PAYABLES AND CONTRACT LIABILITIES

NOTE 9 — ACCOUNTS PAYABLES, OTHER PAYABLES AND CONTRACT LIABILITIES

	As of March 31,
	2025	2024
	US$	US$
Accounts payable	1,716,216	987,666
Accrued expenses	168,170	8,631
Contract liabilities	430,735	518,441
	2,315,121	1,514,738

The Company records contract liabilities from customers when cash payments are received or due in advance of performance.